Trade and Other Receivables (Details 2) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Trade receivables	$ 9,982	$ 26,499	$ 20,603	$ 16,020
Not later than one month [member]
Trade receivables	7,945	14,883	12,769	14,209
Later than one month and not later than two months [member]
Trade receivables	335	2,566	1,934	466
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member]
Trade receivables	489	2,166	1,081	472
Later than two months and not later than three months [member] | Financial assets impaired [member]
Trade receivables	0	0	0	0
Later than three months [member] | Financial assets past due but not impaired [member]
Trade receivables	1,213	6,884	4,551	533
Later than three months [member] | Financial assets impaired [member]
Trade receivables	$ 0	$ 0	$ 268	$ 340